Portfolio of Investments
Columbia Solutions Aggressive Portfolio, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 30.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 4.5%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	215,000	221,205
05/23/2034	2.400%	EUR	47,000	51,415
Republic of Austria Government Bond(c),(d)
02/20/2030	0.000%	EUR	84,000	77,583
Total				350,203
Belgium 3.1%
Kingdom of Belgium Government Bond(c)
06/22/2031	1.000%	EUR	113,000	110,324
04/22/2033	1.250%	EUR	63,000	61,494
03/28/2035	5.000%	EUR	54,000	74,273
Total				246,091
China 0.9%
China Government Bond
11/21/2029	3.130%	CNY	250,000	38,000
05/21/2030	2.680%	CNY	200,000	29,427
Total				67,427
France 5.6%
French Republic Government Bond OAT(c)
10/25/2027	2.750%	EUR	159,000	178,481
05/25/2036	1.250%	EUR	89,000	82,958
French Republic Government Bond OAT(c),(d)
11/25/2030	0.000%	EUR	122,000	110,574
11/25/2031	0.000%	EUR	80,000	70,650
Total				442,663
Italy 1.3%
Italy Buoni Poliennali Del Tesoro(c)
02/01/2037	4.000%	EUR	51,000	57,039
09/01/2046	3.250%	EUR	42,000	42,203
Total				99,242
Japan 5.9%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	15,000,000	109,070
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	8,000,000	54,141
09/20/2041	0.500%	JPY	10,500,000	72,173
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	6,300,000	40,012
06/20/2051	0.700%	JPY	6,600,000	42,742
09/20/2051	0.700%	JPY	5,600,000	36,221
12/20/2051	0.700%	JPY	7,000,000	45,280
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government Thirty-Year Bond
03/20/2052	1.000%	JPY	4,000,000	27,958
Japan Government Twenty-Year Bond
03/20/2042	0.800%	JPY	5,550,000	40,288
Total				467,885
Netherlands 3.1%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	183,000	187,345
Netherlands Government Bond(c),(d)
07/15/2031	0.000%	EUR	64,000	58,211
Total				245,556
Spain 5.2%
Spain Government Bond(d)
01/31/2028	0.000%	EUR	155,000	146,967
Spain Government Bond(c)
04/30/2029	1.450%	EUR	114,000	115,597
04/30/2030	0.500%	EUR	66,000	61,362
07/30/2035	1.850%	EUR	66,000	63,112
07/30/2041	4.700%	EUR	15,000	20,108
Total				407,146
United Kingdom 0.5%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	34,000	40,661
Total Foreign Government Obligations (Cost $2,877,208)				2,366,874

U.S. Treasury Obligations 43.2%

U.S. Treasury
10/31/2026	1.125%		235,000	216,604
03/31/2028	1.250%		251,000	226,763
06/30/2028	1.250%		243,000	218,586
09/30/2028	1.250%		750,000	671,777
10/31/2028	1.375%		540,000	486,886
11/30/2028	1.500%		175,000	158,922
04/30/2029	2.875%		320,000	316,300
05/15/2029	2.375%		128,000	122,620
08/15/2029	1.625%		129,000	117,450
02/15/2030	1.500%		123,000	110,469
08/15/2030	0.625%		196,000	162,496
02/15/2031	1.125%		132,000	113,417
08/15/2031	1.250%		550,000	473,430
Total U.S. Treasury Obligations (Cost $3,754,650)				3,395,720
Columbia Solutions Aggressive Portfolio | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2022 (Unaudited)
Money Market Funds 21.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(e),(f)	1,712,660	1,711,633
Total Money Market Funds (Cost $1,711,758)		1,711,633
Total Investments in Securities (Cost: $8,343,616)		7,474,227
Other Assets & Liabilities, Net		382,820
Net Assets		7,857,047
At June 30, 2022, securities and/or cash totaling $249,951 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
60,000 CHF	61,633 USD	Citi	07/22/2022	—	(1,285)
256,000 CNY	38,438 USD	Citi	07/22/2022	202	—
1,944,043 EUR	2,083,531 USD	Citi	07/22/2022	43,914	—
143,000 HKD	18,249 USD	Citi	07/22/2022	14	—
218,000 SEK	22,192 USD	Citi	07/22/2022	868	—
42,000 NOK	4,413 USD	Goldman Sachs International	07/22/2022	148	—
82,734,000 JPY	624,858 USD	HSBC	07/22/2022	14,446	—
10,000 SGD	7,265 USD	HSBC	07/22/2022	67	—
61,000 ZAR	3,943 USD	HSBC	07/22/2022	200	—
216,000 CNY	32,462 USD	Standard Chartered	07/22/2022	200	—
72,000 AUD	51,789 USD	UBS	07/22/2022	2,084	—
3,000 CAD	2,382 USD	UBS	07/22/2022	51	—
110,000 DKK	15,830 USD	UBS	07/22/2022	313	—
119,000 GBP	148,965 USD	UBS	07/22/2022	4,062	—
Total				66,569	(1,285)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	1	09/2022	JPY	14,865,000	1,144	—
Euro-Bobl	2	09/2022	EUR	248,380	—	(2,290)
Euro-BTP	2	09/2022	EUR	246,240	—	(3,647)
Euro-OAT	1	09/2022	EUR	138,530	—	(3,712)
Long Gilt	2	09/2022	GBP	227,960	—	(9,726)
MSCI EAFE Index	6	09/2022	USD	556,980	—	(18,360)
MSCI Emerging Markets Index	5	09/2022	USD	250,675	—	(5,408)
Russell 2000 Index E-mini	3	09/2022	USD	256,200	—	(21,427)
S&P 500 Index E-mini	7	09/2022	USD	1,326,325	—	(79,782)
Short Term Euro-BTP	1	09/2022	EUR	108,890	—	(51)
U.S. Treasury 5-Year Note	1	09/2022	USD	112,250	389	—
U.S. Treasury Ultra 10-Year Note	11	09/2022	USD	1,401,125	6,934	—
Total					8,467	(144,403)

2	Columbia Solutions Aggressive Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2022 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	5.776	USD	493,020	(35,716)	—	—	—	(35,716)
Markit CDX North America Investment Grade Index, Series 38	Morgan Stanley	06/20/2027	1.000	Quarterly	1.010	USD	205,000	(2,839)	—	—	—	(2,839)
Total								(38,555)	—	—	—	(38,555)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $1,684,595, which represents 21.44% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	1,836,867	2,242,206	(2,367,501)	61	1,711,633	(281)	2,698	1,712,660
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Solutions Aggressive Portfolio | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT296_03_M01_(08/22)